Share-based payments - Details grants Rapidfit cash settled (Details)	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2014 Y € / shares
Share-based payment plans
Return dividend	0.00%
Rapidfit+ plan
Share-based payment plans
Expected volatility		50.00%
Risk-free interest rate		2.29%
Expected life | Y		5.5
Exercise price (in EUR)	€ 553.90	€ 553.9
Fair value warrant		€ 262.7